Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Income (Detail)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Statement of Income Captions [Line Items]
General and administrative	¥ (299,545,363)	$ (43,429,995)	¥ (276,179,441)	¥ (265,691,411)
Foreign exchange (loss)	5,918,231	858,063	1,351,400	(8,848,354)
Net gain (loss) on equity securities	(9,810,585)	(1,422,402)	(12,991,522)	3,353,381,213
Other income, net	52,066,718	7,548,965	41,911,589	49,139,337
Other expense	2,465,972	357,532	6,605,833	838,115
Net income (loss) before income taxes	(874,511,343)	(126,792,224)	12,308,294	3,743,273,711
Income tax expense	(236,696,540)	(34,317,772)	(20,852,646)	(369,853,650)
Net income (loss)	(1,111,207,883)	(161,109,996)	(8,544,352)	3,373,420,061
Other comprehensive income (loss), net of tax	253,877,012		(72,130,683)	(234,817,165)
Total comprehensive income (loss), net of tax	(857,330,871)	(124,301,289)	(80,675,035)	3,138,602,896
Parent Company [Member]
Condensed Statement of Income Captions [Line Items]
General and administrative	(7,443,140)	(1,079,154)	(10,079,685)	(11,854,536)
Interest Income	26,502,229	3,842,462	4,440,117	1,889,711
Foreign exchange (loss)	(411,971)	(59,730)	(390,858)	(706,543)
Net gain (loss) on equity securities	(14,671,470)	(2,127,163)	(27,278,116)	3,315,475,734
Share of income (loss) of subsidiaries	(9,705,617)	(1,407,182)	(15,118,076)	(17,947,567)
Contractual interests in the VIEs and VIEs' subsidiaries	(1,131,232,451)	(164,013,288)	37,717,412	395,464,418
Other income, net	24,251,883	3,516,195	1,928,027	4,725,168
Other expense	(8,186)	(1,187)	(6,218,510)	(4,184)
Net income (loss) before income taxes	(1,112,718,723)	(161,329,047)	(14,999,689)	3,687,042,201
Income tax expense	1,510,840	219,051	6,455,337	(317,524,354)
Net income (loss)	(1,111,207,883)	(161,109,996)	(8,544,352)	3,369,517,847
Other comprehensive income (loss), net of tax	253,877,012	36,808,707	(72,130,683)	(234,817,165)
Total comprehensive income (loss), net of tax	¥ (857,330,871)	$ (124,301,289)	¥ (80,675,035)	¥ 3,134,700,682